EARNINGS PER SHARE AND MEMBERS' UNIT - Computation of basic and diluted net income per share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
LOSS PER SHARE
Net income to shareholders, Basic	$ (3,320,256)	$ (859,032)	$ (13,782,384)	$ 10,145
Net income to shareholders, Diluted	$ (3,320,256)	$ (859,032)	$ (13,782,384)	$ 10,145
Basic weighted average common shares outstanding	13,860,763	6,425,297	12,985,830	6,080,372
Diluted weighted average common shares outstanding	13,860,763	6,425,297	12,985,830	6,080,372
Basic net loss per share (in dollars per share)	$ (0.24)	$ (0.13)	$ (1.06)	$ 0
Diluted net loss per share (in dollars per share)	$ (0.24)	$ (0.13)	$ (1.06)	$ 0